UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Ordinary shares Common Stock	Class A Ordinary shares	Class B Ordinary shares Common Stock		Class B Ordinary shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the beginning at Jul. 07, 2020	$ 0		$ 0			$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							(32,821)	(32,821)
Balance at the end at Dec. 31, 2020	$ 0	$ 0	$ 690		$ 690	24,310	(32,821)	(7,821)
Balance at the end (in shares) at Dec. 31, 2020	0	0	6,900,000	[1],[2]	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, net of fair value of public warrants		$ 2,760				261,369,240	0	261,372,000
Sale of units in initial public offering, net of fair value of public warrants (in shares)		27,600,000
Offering costs						(14,971,596)	0	(14,971,596)
Class A ordinary shares subject to possible redemption		$ (2,429)				(242,918,231)	0	(242,920,660)
Class A ordinary shares subject to possible redemption (in shares)		(24,292,066)
Net income (loss)						0	1,528,079	1,528,079
Balance at the end at Mar. 31, 2021		$ 331			$ 690	3,503,723	1,495,258	5,000,002
Balance at the end (in shares) at Mar. 31, 2021		3,307,934			6,900,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 0	$ 690		$ 690	24,310	(32,821)	(7,821)
Balance at the beginning (in shares) at Dec. 31, 2020	0	0	6,900,000	[1],[2]	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					$ (8,917,310)			(8,917,310)
Balance at the end at Jun. 30, 2021		$ 435			$ 690	13,949,009	(8,950,131)	5,000,003
Balance at the end (in shares) at Jun. 30, 2021		4,352,473			6,900,000
Balance at the beginning at Mar. 31, 2021		$ 331			$ 690	3,503,723	1,495,258	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021		3,307,934			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption		$ 104				10,445,286	0	10,445,390
Class A ordinary shares subject to possible redemption (in shares)		1,044,539
Net income (loss)					$ (10,445,389)	0	(10,445,389)	(10,445,389)
Balance at the end at Jun. 30, 2021		$ 435			$ 690	$ 13,949,009	$ (8,950,131)	$ 5,000,003
Balance at the end (in shares) at Jun. 30, 2021		4,352,473			6,900,000

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).